39. SUBSEQUENT EVENTS (Details Narrative) - BRL (R$) R$ in Millions			1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 23, 2020	Mar. 11, 2020	Dec. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Net income (loss) for the year								R$ 3,128	R$ 1,742	R$ 1,002
Financial assets, at fair value								R$ 16,098	R$ 16,183
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of government measures aimed at Brazilian energy sector		Several measures were implemented by the Brazilian government, specifically aimed at energy sector, which include: • The provisional normative act. 950/2020 issued in April 8, 2020, which provides for 100% discount in the calculation of social energy tariff (‘Tarifa Social de Energia Elétrica’), from April 1, 2020 to June 20, 2020, applicable to customers included in low-income residential subclass, with energy consumption less than or equal to 220 kWh/month. The act also authorizes the Federal Government to allocate resources to Energy Development Account (CDE), limited to R$900, to cover the tariff discounts established. • Expansion on the limit of total amount of energy that can be declared by energy distributors in the process of the surplus sales mechanism (‘Mecanismo de Venda de Excedentes’ - MVE), during 2020, from 15% to 30%, for the purpose of facilitating contractual reductions. • Provision of financial resources available in the reserve fund, by CCEE, dedicated to reduce future regulatory fees. Cemig D was granted with R$122 million. • Under Resolution 878/2020, issued on March 24, 2020, the regulator has implemented some measures in an attempt to maintain the public service of energy supply, which include: prohibiting energy supply suspension due to default of certain categories of customers (residentials), for 90 days, prioritizing emergency assistance and energy supply to services and activities regarded as essential, drawing up specific contingency plans to assist health care units and hospital services, among others.
Donation amount	R$ 10
Description of investments and expenses plan	Reviewing its program of investments and expenses for 2020, which planned capital investments amounting to approximately R$2,042 million, in order to postpone R$266 (13%) of those capital investments to 2021, being R$168 million, R$17 million and R$81 million originally budgeted to be applied on the distribution, generation and transmission segments, respectively;
Subsequent Events [Member] | 2020 Programmed Voluntary Retirement Plan ('PDVP') [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of voluntary retirement plan				Any employees who had worked with the Company for 25 years or more by December 31, 2020 – are able to join from May 4 to 22, 2020. The program will pay the standard legal payments for severance, 50% of the period of notice, an amount equal to 20% of the Base Value of the employee’s FGTS fund, an additional premium equal to 50% of the period of notice plus 20% of the Base Value of the employee’s FGTS fund, as well as the other payments under the legislation.
Subsequent Events [Member] | Impact of Covid-19 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Energy demand (load) measured					(18.30%)
Net income (loss) for the year							R$ (438)
Financial assets, at fair value					R$ 609		R$ 609
Subsequent Events [Member] | Impact of Covid-19 [Member] | Cemig Distribuicao SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Energy demand (load) measured						11.00%
Subsequent Events [Member] | Bottom Of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of dividend on revenue			25.00%